Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 90,987	$ 87,571
Goodwill
Total assets	90,987	87,571
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	34,821	32,528
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 56,166	$ 55,043